COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES
Commitments

The Company leases its operating facilities under operating lease agreements, the latest of which expires in 2026 and contains the option to extend the term of the lease for five years commencing when the prior term expires. The extension option was determined not to be reasonably assured of being exercised.
NOTE 8. COMMITMENTS AND CONTINGENT LIABILITIES (cont.)

Future minimum commitments under these leases as of December 31, 2021 are as follows:

Operating leases
2022	$2,666
2023	2,160
2024	1,763
2025	1,716
2026 and thereafter	1,358
Total	$9,663

Rent expense amounted to $870, $286, and $207 for the years ended December 31, 2021, 2020, and 2019, respectively.

Annual purchase commitments under various contracts as of December 31, 2021 are as follows:

Purchase commitments
2022	$7,458
2023	—
2024	—
2025	—
2026 and thereafter	—
Total	$7,458

Guarantee

A short-term guarantee in the amount of approximately $138 was issued by a bank to secure the Company’s office rent and credit cards payments. A long-term guarantee in the amount of approximately $1,005 was issued by a bank to secure the Company’s office rent.

Royalty bearing grants

The Company’s research and development efforts have been partially financed through grants from the IIA for the technology related to the Softwheel segment. Under the research and development agreements with the IIA and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3-5% on sales of products developed with funds provided by the IIA. Such royalties are due up to an amount equal to 100% of the IIA grants received, linked to the U.S. dollar plus interest on the unpaid amount received based on the 12-month LIBOR rate (from the year the grant was approved) applicable to U.S. dollar deposits. If the Company returns to production of these products outside of Israel and generates sales, the ceiling will increase based on the percentage of production that is outside of Israel, up to a maximum of 300% of the IIA grants, linked to the dollar and bearing interest as noted above. If the Company does not generate sales of products developed with funds provided by the IIA, the Company is not obligated to pay royalties or repay the grants.

For the years ended December 31, 2021, 2020, and 2019, the Company had an aggregate of paid and accrued royalties to the IIA, recorded as cost of revenue in the consolidated statements of comprehensive loss in the amount of $0, $27, and $1, respectively.

As of December 31, 2021, the Company’s remaining contingent obligation with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, were $721, respectively.
NOTE 8. COMMITMENTS AND CONTINGENT LIABILITIES (cont.)

In 2018, the Company signed a research and development agreement with the Israel-United States Binational Industrial Research and Development Foundation (“BIRD”). Under this agreement, the Company is required to pay royalties at a rate of 5% of the sales of products developed with funds provided by BIRD up to an amount equal to 150% of the aggregate dollar amount of the grants received linked to the U.S. consumer price index. For the years ended December 31, 2021, 2020, and 2019 the Company had $0, $0, and $12 accrued royalties to BIRD recorded as cost of revenue in the consolidated statements of comprehensive loss.

As of December 31, 2021, the BIRD contingent liability with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled $433.

Legal proceedings

In the ordinary course of business, the Company may be subject from time to time to various proceedings, lawsuits, disputes, or claims. Although it cannot predict with assurance the outcome of any litigation, it does not believe there are currently any such actions that, if resolved unfavorably, would have a material impact on its financial condition, results of operations, or cash flows.